Note G - Inventory - Components of Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finished goods	$ 4,758,089	$ 4,764,643	$ 4,798,203
Fabricated assemblies	69,726	69,726	142,457
Reserve on finished goods	(400,000)	(400,000)	0
Total inventory	$ 4,427,815	$ 4,434,369	$ 4,940,660